Revenue - Performance Obligations (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of performance obligations [line items]
Performance obligations	$ 954,436
2023 [member]
Disclosure of performance obligations [line items]
Performance obligations	115,122
2024 [member]
Disclosure of performance obligations [line items]
Performance obligations	88,373
2025 [member]
Disclosure of performance obligations [line items]
Performance obligations	69,540
2026 [member]
Disclosure of performance obligations [line items]
Performance obligations	63,237
2027 [member]
Disclosure of performance obligations [line items]
Performance obligations	63,237
2028 and thereafter [member]
Disclosure of performance obligations [line items]
Performance obligations	$ 554,927